INCOME TAXES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax assets valuation allowance			$ 15,138,000	$ 13,344,000
Change in valuation allowance			1,793,000	1,715,000
Net operating loss carry forwards			26,900,000
Net operating loss carry forwards expiration date			Dec. 31, 2034
Income tax benefit
Unrecognized tax benefits
Changes in unrecognized tax benefits